Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:	12 Months Ended
Mar. 31, 2021
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Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:
11. Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cost of sales	(3,006)	(4,268)	(1,937)	(26)
Administration cost (Forex on MAT credit entitlements)	(1,847)	(1,136)	166	2
Investment and other income	(1,351)	2,489	531	7
Finance and other costs	(2,721)	(4,789)	180	3

Total	(8,925)	(7,704)	(1,060)	(14)